Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,397,150
Previously Paid Amount	0.00
Total Fee Amount	745.35
Total Offset Amount	0.00
Net Fee	745.35
Narrative - Max Aggregate Offering Price	$ 5,397,150
Final Prospectus	true